Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,200,000.00
Previously Paid Amount	7,319.30
Total Fee Amount	8,866.02
Total Offset Amount	0.00
Net Fee	$ 1,546.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A